OMB APPROVAL
OMB Number:	3235-0570

Expires:	October 31, 2006

Estimated average burden
hours per response.......	19.3

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds.

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH 43219
(Address of principal executive offices)	(Zip code)

Bisys Fund Services

3435 Stelzer Road.

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

DECEMBER 31, 2004

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to send you this annual report for the BB&T Equity Index Fund. Buoyed by a fourth-quarter surge in most sectors, stocks posted solid gains in 2004. However, as the year began, the economic picture was murky. Unstable economic indicators and lack of job growth spurred concerns surrounding the sustainability of an economic recovery, which, in turn, dampened investor confidence. Continued geopolitical concerns also weighed on investor sentiment.

As the reporting period progressed, the economic outlook changed. In early April, employment data for March came in stronger than expected. May and June brought upward revisions to labor figures, suggesting that the “jobless recovery” might no longer be jobless. As economic indicators improved, concerns about sluggish economic growth were replaced with worries about inflation. In June, the Federal Reserve Board began raising its key, short-term interest rate for the first time in four years. (After five increases, the rate stood at 2.25% at the end of the year.)

Going forward, we believe that earnings growth rates for stocks could decelerate from the rapid pace of 2004; rising interest rates and a further decline in the dollar could also pressure stock prices. However, a number of indicators point to continuing strength in the U.S. economy, and large-capitalization stocks, as represented by the Standard & Poor’s 500® Stock Index (“S&P 500® Stock Index”)1, may continue to do moderately well by historical standards.

Sincerely,

Keith F. Karlawish, CFA President BB&T Mutual Funds Group

Jeffrey J. Schappe, CFA Chief Investment Officer BB&T Asset Management, Inc.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Mutual Funds are distributed by BISYS Fund Services. The BB&T Mutual Funds are NOT FDIC INSURED and are not deposits or obligations or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

BB&T EQUITY INDEX FUND

MASTER PORTFOLIO MANAGER

Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors,

N.A. (S&P 500® Index Master Portfolio)

BB&T Asset Management, Inc. (BB&T Equity Index Fund)

Unlike many traditional, actively managed investment funds, there is no single portfolio manager who makes investment decisions for the BB&T Equity Index Fund. Instead, the Fund invests substantially all its assets in the S&P 500® Index Master Portfolio which is managed by a team of investment professionals from Barclays, who use a specially designed software program to maintain a close match to the characteristics of the S&P 500 Index.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

The performance of the Fund is expected to be lower than that of the S&P 500 Index because of Fund fees and expenses.

PORTFOLIO MANAGERS’ PERSPECTIVE

“Investing in an index fund such as ours is based on the belief that it’s very difficult to ‘beat the market’ on a consistent basis. Our approach, then, is to take advantage of the stock market’s long-term growth potential, while managing costs, to help shareholders potentially build wealth over time. We believe the Fund is an excellent diversification tool for novice and experienced investors alike, and can serve as the foundation of most equity investors’ asset allocation strategies.”

The BB&T Equity Index Fund (the “Fund”) seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500® Stock Index. The Fund employs a two-tier structure, commonly referred to as “master-feeder”. The Fund invests all of its investable assets in the S&P 500® Index Master portfolio (“Master Portfolio”). For simplicity sake, all discussion of the Fund’s investment objective, strategies, risks and holdings refer also to the Master Portfolio’s objectives, strategies, risks, and holdings unless otherwise indicated.

The Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Stock Index. For the 12 months ended December 31, 2004, the Fund returned 10.23% (Class A Shares without sales charge)2 and the Index returned 10.88%.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by a fund. These expenses negatively impact the performance of a fund, and were the basis for the Fund’s slight underperformance compared to its benchmark.

Equity markets generally posted gains during the reporting period. As the reporting period opened, unstable economic indicators and lack of job growth spurred concerns surrounding the sustainability of economic recovery, in turn dampening investor confidence. Continued geopolitical concerns also weighed on investor sentiment. As the reporting period progressed, the economic picture changed. In early April, employment data for March came in stronger than expected. May and June brought upward revisions to labor figures, suggesting that the “jobless recovery” might no longer be jobless. As economic indicators improved, concerns about sluggish economic growth were replaced with worries about inflation. Uncertainty surrounding the upcoming presidential election also appeared to compound investor pessimism, and, by mid-October, the S&P 500 Stock Index posted a loss for the year. During the last two months of the year, however, markets appeared to shrug off uncertainties to deliver positive returns for the year. During the reporting period, the Federal Reserve Board raised its federal funds interest rate for the first time in four years. The rate increased five times over the course of the reporting period, overall from 1.00% to 2.25%.

The S&P 500 Stock Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The weightings of stocks in the S&P 500

[2]	Please refer to page 4 for additional performance information.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

BB&T EQUITY INDEX FUND, CONTINUED

Stock Index are based on each stock’s relative total market capitalization. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Stock Index.

During the reporting period, the best performing sector in the S&P 500 Stock Index was energy, which benefited from higher oil prices during the reporting period. Utilities and telecommunications services both posted healthy gains, as did industrials and consumer discretionary. Health care was the worst performing sector, although it did manage to finish the reporting period with a slight gain.

The Fund’s ten largest holdings as of December 31, 2004, oil giant Exxon Mobil Corp. (2.9% of the Fund’s assets) posted the strongest gains for the reporting period, thanks in part to higher oil prices. Health-care company Johnson & Johnson (1.7%) also performed well, as did the Fund’s largest holding, General Electric Co. (3.4%). Among financial stocks, Bank of America Corp. (1.7%) gained, while American International Group Inc. (1.5%) posted a slight decline. Pharmaceutical company Pfizer, Inc. (1.8%) posted the steepest decline among the Fund’s 10 largest holdings for the reporting period†

†	The composition of the Master Portfolio is subject to change.

BB&T EQUITY INDEX FUND

*	Reflects 5.75% maximum sales charge.

**	Reflects the applicable contingent deferred sales charge (CDSC), maximum of 5.00%.

***	Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

[1]	The Fund is measured against the S&P 500 Stock Index, an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]	The performance of the BB&T Equity Index Fund, prior to its commencement date, on 9/11/00, is based on the historical performance of the “master portfolio”, which commenced operations on 7/2/93. The performance shown reflects the reinvestment of all dividend and capital gains distributions but does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or redemptions. The performance has been adjusted to reflect the deduction of fees for services associated with the Fund, such as investment management and fund accounting fees.

[3]	Performance for Class C Shares prior to their inception date, on 5/1/01 is based on the historical performance of Class B Shares and has been adjusted for the maximum CDSC applicable to Class C Shares.

A portion of the Fund’s fees have been voluntarily waived. If the fees had not been waived, the Fund’s total return would have been lower.

Portfolio Holdings Summary (Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100%

Total	100%

For a summary of the S&P 500 Index Master Portfolio holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Example

As a shareholder of the BB&T Equity Index Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees (2) ongoing costs, including master portfolio fees; distribution fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Equity Index Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Return

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expense Paid During Period* 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04
BB&T Equity Index Fund
A Class	$1,000.00	$1,069.40	$2.65	0.51%
B Class	1,000.00	1,065.30	6.54	1.26%
C Class	1,000.00	1,065.80	6.54	1.26%

Hypothetical Return for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the BB&T Equity Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/04	Ending Account Value 12/31/04	Expense Paid During Period* 7/1/04 - 12/31/04	Expense Ratio During Period 7/1/04 - 12/31/04
BB&T Equity Index Fund
A Class	$1,000.00	$1,022.57	$2.59	0.51%
B Class	1,000.00	1,018.80	6.39	1.26%
C Class	1,000.00	1,018.80	6.39	1.26%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
December 31, 2004
Assets:
Investment in S&P 500 Index Master Portfolio, at value (Note 1)	$155,990,287
Receivable for capital shares issued	408,100
Prepaid expenses and other	7,325

Total Assets	156,405,712

Liabilities:
Dividends payable	59,719
Payable for capital shares redeemed	404,876
Accrued expenses and other payables:
Distribution fees	42,520
Other	51,055

Total Liabilities	558,170

Net Assets:
Capital stock	155,619,693
Undistributed (distributions in excess of) net investment income	(546)
Undistributed realized losses from investment transactions	(8,291,467)
Net unrealized appreciation on investments	8,519,862

Net Assets	$155,847,542

Net Assets
Class A	$139,833,062
Class B	15,206,920
Class C	807,560

Total	$155,847,542

Outstanding Units of Beneficial Interests (Shares)
Class A	17,169,445
Class B	1,896,985
Class C	99,964

Total	19,166,394

Net Asset Value
Class A — redemption price per share	$8.14
Class B — offering price per share*	8.02
Class C — offering price per share*	8.08

Maximum Sales Charge — Class A	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$8.64

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended December 31, 2004
Net Investment Income Allocated from Master Portfolio:
Dividend income	$2,654,043
Interest income	176,008
Expenses	(69,007)

Net Investment Income Allocated from Master Portfolio	2,761,044

Expenses:
Administration and transfer agent fees (Note 3)	349,503
Distribution fees — Class A	619,621
Distribution fees — Class B	141,377
Distribution fees — Class C	8,643
Fund accounting fees	30,100
Printing fees	33,091
Professional fees	80,667
Custodian fees	6,117
Other	50,719

Gross expenses	1,319,838
Expenses waived by the Administrator	(302,563)
Expenses waived by the Distributor	(306,317)

Total Expenses	710,958

Net Investment Income	2,050,086

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio
Net realized gains from investment transactions	11,334,020
Change in unrealized appreciation from investments	706,798

Net realized/unrealized gains allocated from Master Portfolio	12,040,818

Change in net assets from operations	$14,090,904

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
From Investment Activities:
Operations:
Net investment income	$2,050,086	$1,197,756
Net realized gains (losses) from investment transactions	11,334,020	(327,323)
Change in unrealized appreciation from investments	706,798	26,606,785

Change in net assets from operations	14,090,904	27,477,218

Dividends to Class A Shareholders:
Net investment income	(1,894,023)	(1,150,351)
Dividends to Class B Shareholders:
Net investment income	(111,354)	(61,649)
Dividends to Class C Shareholders:
Net investment income	(5,395)	(4,698)

Change in net assets from shareholder dividends	(2,010,772)	(1,216,698)

Capital Transactions:
Proceeds from shares issued
Class A	34,150,250	78,665,773
Class B	2,707,915	3,158,939
Class C	228,965	446,509
Dividends Reinvested
Class A	2,875,377	568,436
Class B	171,521	27,337
Class C	10,117	4,118
Value of shares redeemed
Class A	(17,293,053)	(50,111,791)
Class B	(1,928,923)	(1,368,404)
Class C	(305,421)	(615,639)

Change in net assets from capital transactions	20,616,748	30,775,278

Change in net assets	32,696,880	57,035,798
Net Assets:
Beginning of Year	123,150,662	66,114,864

End of Year	$155,847,542	$123,150,662

Undistributed (distributions in excess of) net investment income	$(546)	$(28,438)

Share Transactions:
Issued
Class A	4,459,349	12,756,540
Class B	361,065	492,868
Class C	30,130	70,088
Reinvested
Class A	368,943	96,345
Class B	22,255	4,689
Class C	1,313	703
Redeemed
Class A	(2,261,105)	(7,846,114)
Class B	(256,679)	(215,293)
Class C	(41,024)	(93,669)

Change in shares	2,684,247	5,266,157

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001	September 11, 2000 thru December 31, 2000(a)
Net Asset Value, Beginning of Period	$7.48	$5.90	$7.70	$8.83	$10.00

Investment Activities
Net investment income(e)	0.11	0.08	0.06	0.05	0.02
Net realized and unrealized gains (losses) from investments(e)	0.66	1.58	(1.80)	(1.13)	(1.17)

Total from Investment Activities	0.77	1.66	(1.74)	(1.08)	(1.15)

Dividends:
Net investment income	(0.11)	(0.08)	(0.06)	(0.05)	(0.02)

Total Dividends	(0.11)	(0.08)	(0.06)	(0.05)	(0.02)

Net Asset Value — End of Period	$8.14	$7.48	$5.90	$7.70	$8.83

Total Return (excludes sales charge)(b)	10.23%	28.28%	(22.56)%	(12.24)%	(11.50)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$139,833	$109,282	$56,661	$39,700	$13,632
Ratio of expenses to average net assets(c)(e)	0.49%	0.48%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets(c)(e)	1.57%	1.31%	1.08%	0.74%	1.42%
Ratio of expenses to average net assets*(c)(e)	0.96%	0.95%	1.05%	1.10%	1.31%
Portfolio turnover(d)	14%	8%	12%	9%	10%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from the commencement of operations.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(e)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001	September 11, 2000 thru December 31, 2000(a)
Net Asset Value, Beginning of Period	$7.37	$5.83	$7.60	$8.82	$10.00

Investment Activities
Net investment income(f)	0.06	0.03	0.02	— (b)	0.02
Net realized and unrealized gains (losses) from investments(f)	0.65	1.54	(1.77)	(1.18)	(1.18)

Total from Investment Activities	0.71	1.57	(1.75)	(1.18)	(1.16)

Dividends
Net investment income	(0.06)	(0.03)	(0.02)	(0.04)	(0.02)

Total Dividends	(0.06)	(0.03)	(0.02)	(0.04)	(0.02)

Net Asset Value — End of Period	$8.02	$7.37	$5.83	$7.60	$8.82

Total Return (excludes sales charge)(c)	9.48%	27.18%	(23.05)%	(13.37)%	(11.61)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$15,207	$13,055	$8,678	$8,067	$929
Ratio of expenses to average net assets(d)(f)	1.23%	1.23%	1.30%	1.17%	1.30%
Ratio of net investment income to average net assets(d)(f)	0.81%	0.54%	0.34%	0.74%	1.92%
Ratio of expenses to average net assets*(d)(f)	1.45%	1.45%	1.56%	1.37%	1.81%
Portfolio turnover(e)	14%	8%	12%	9%	10%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Amount less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio
(f)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	May 1, 2001 thru December 31, 2001(a)
Net Asset Value, Beginning of Period	$7.42	$5.86	$7.56	$8.34

Investment Activities
Net investment income(g)	0.07	0.04	0.03 (b)	— (c)
Net realized and unrealized gains (losses) from investments(g)	0.64	1.56	(1.70)	(0.72)

Total from Investment Activities	0.71	1.60	(1.67)	(0.72)

Dividends
Net investment income	(0.05)	(0.04)	(0.03)	(0.06)

Total Dividends	(0.05)	(0.04)	(0.03)	(0.06)

Net Asset Value — End of Period	$8.08	$7.42	$5.86	$7.56

Total Return (excludes sales charge)(d)	9.46%	27.35%	(22.08)%	(8.68)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$808	$813	$776	$107
Ratio of expenses to average net assets(e)(g)	1.23%	1.23%	1.30%	1.01%
Ratio of net investment income to average net assets(e)(g)	0.76%	0.52%	0.41%	1.09%
Ratio of expenses to average net assets*(e)(g)	1.45%	1.45%	1.56%	1.52%
Portfolio turnover(f)	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Amount less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(g)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Notes to Financial Statements

December 31, 2004

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Security Valuation—The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of approximately 6% in the net assets of the Master Portfolio at December 31, 2004. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(B)	Distributions to Shareholders—Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

(C)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(D)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class.

(E)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

Continued

BB&T FUNDS

Notes to Financial Statements, Continued

December 31, 2004

(F)	Redemption Fees—For the Fund, certain shares purchased on or after January 1, 2004, that were redeemed or exchanged in less than 30 days were assessed a fee of 2% of the total redemption amount. The fee is applied to shares redeemed or exchanged in the order in which they were purchased and is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statement of Changes in Net Assets as “Proceeds from Shares Issued”.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. For the period ended December 31, 2004, all of the Fund’s assets were invested in the Master Portfolio and BB&T received no fees.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain Trustees and Officers of the Fund are affiliated, serves the Fund as Administrator, Distributor and Transfer Agent. BISYS, Administrator for the Fund, and BISYS Ohio, Transfer Agent for the Fund, receives compensation at a rate of 0.22% of the average net assets of the Fund. The fee is accrued daily and payable on a monthly basis. BISYS Ohio may directly or through an affiliate, use their fee revenue, past profits, or other revenue sources to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker dealers, in connection with the offer, sale and administration of shares of the Fund. For the period ended December 31, 2004, BISYS had voluntarily agreed to waive all of its fee for the Fund, the amount of such waiver was $302,563. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Fund, including providing certain related services, for which it receives an additional fee.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the Fund. BISYS voluntarily waived fees totaling $306,317 for distribution for year ended December 31, 2004.

Certain Officers and Trustees of the Trust are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles, except the Chief Compliance Officer. Each of the non-interested Trustees who served both on the Board and the Audit Committee will be compensated $7,000 per meeting for meeting and retainer fees, plus reimbursement for certain expenses. During the year ended December 31, 2004, actual Trustee compensation was $159,000 in total from the Trust, of which $5,204 was allocated to the Fund.

4.	Federal Income Taxes:

At December 31, 2004 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$10,695	2008
740,335	2009
3,648,463	2010
715,833	2011
175,416	2012

Continued

BB&T FUNDS

Notes to Financial Statements, Continued

December 31, 2004

The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Distributions paid from		Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
	Ordinary Income	Net Long-Term Gains
BB&T Equity Index Fund	$3,165,550	$—	$3,165,550	$—	$—	$3,165,550

The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

	Distributions paid from		Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
	Ordinary Income	Net Long-Term Gains
BB&T Equity Index Fund	$635,919	$—	$635,919	$—	$—	$635,919

Total Distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when paid for tax purposes.

As of December 31, 2004 the components of accumulated earnings (deficit) on a tax basis was as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed LongTerm Capital Gains (Losses)	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earning (Deficit)
BB&T Equity Index Fund	$51,325	$—	$51,325	$(59,719)	$(5,415,912)	$5,652,155	$227,849

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post October capital losses of $125,170, which will be treated as arising on the first business day of the fiscal year ending December 31, 2005.

5.	Other Federal Tax Information (Unaudited)

For the period ended December 31, 2004, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% a provided by the Jobs an Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxes at a maximum rate of 15%. Complete information will be reported in conjunction with your 2004 Form 1099-DIV. For the period ended December 31, 2004, the Fund paid qualified dividend income of $2,010,772.

For corporate shareholders, 100% of the total ordinary income dividends paid during the fiscal year ended December 31, 2004 qualify for the corporate dividends received deduction.

6.	Other Information (Unaudited)

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedule of Portfolio Investments for quarters ending March 31 and September 30 will be available starting September 30, 2004, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

BB&T Funds:

We have audited the accompanying statement of assets and liabilities of the BB&T Equity Index Fund (the “Fund”), a series of BB&T Funds, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Fund’s investment at December 31, 2004 by correspondence with the underlying portfolio’s fund accounting agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BB&T Equity Index Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods then ended in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

February 28, 2005

Information about Trustees and Officers (Unaudited)

Overall responsibility for the management of the Fund rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the Officers of the Trust to supervise actively its day-to-day operations. The names of the Trustees, their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Trust are set below:

Independent Trustees

Name, Address and Date of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation During the Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Thomas W. Lambeth 700 Yorkshire Road Winston-Salem, NC 27106 Birthdate: 1/35	Trustee	Indefinite, 8/92 – Present	From January 2004 to present, Senior Fellow, Z. Smith Reynolds Foundation; from 1978 to January 2001, Executive Director, Z. Smith Reynolds Foundation.	25	None

Robert W. Stewart 201 Huntington Road Greenville, SC 29615 Birthdate: 5/32	Trustee	Indefinite, 2/94 – Present	Retired; Chairman and Chief Executive Officer of Engineered Custom Plastics Corporation from 1969 to 1990.	25	None

Drew T. Kagan Montecito Advisors, Inc. 810 N. Jefferson St., Ste 101 Lewisburg, WV 24901 Birthdate: 2/48	Trustee	Indefinite, 8/00 – Present	From December 2003 to present, President and Director, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.; March 1992 to March 1996, President, Provident Securities & Investment Co.	25	None

Laura C. Bingham Peace College Office of the President 15 East Peace Street Raleigh, NC 27604-1194 Birthdate: 11/56	Trustee	Indefinite, 2/01 – Present	From July 1998 to present, President of Peace College; November 1997 to May 1998, Senior Vice President of Philanthropy and President of Fort Sanders Foundation Covenant Health; 1992 to 1997, Vice President Hollins College.	25	None

Douglas Van Scoy 841 Middle St. Sullivans Island, SC 26481 Birthdate: 11/43	Trustee	Indefinite, 5/04 – Present	Retired: From November 1974 to July 2001, Deputy Director of Private Client Group and Senior Executive Vice President of Smith Barney (investment banking).	25	None

James L. Roberts 7 Kittansett Court Skillman, NJ 08558 Birthdate: 11/42	Trustee	Indefinite, 11/04 – present	Retired: From January 1999 to December 2003, President CEO and Director, Covest Bancshares, Inc.	25	None

Interested Trustees

Name, Address and Date of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation During the Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
*Kenneth L. Miller 200 W. Second Street, 16th Floor Winston-Salem, NC 27101 Birthdate: 9/46	Trustee	Indefinite, 11/02 – Present	From August 1998 to present, Executive Vice President Branch Banking and Trust Company; employee of Branch Banking and Trust Company since 1989.	25	None

*	Mr. Miller is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Fund. Mr. Miller is an “interested person” because he owns shares of BB&T Corporation and is an Executive Vice President of Branch Banking and Trust Company, the parent of the Adviser.

Officers
Name, Address and Date of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Keith F. Karlawish[1] 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 8/64	President	Indefinite, 2/05 – Present	From May 2002 to present, President, BB&T Asset Management, Inc.; from 1996 to 2002, Senior Vice President and Director of Fixed Income, BB&T Asset Management, Inc.

E.G. Purcell, III 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 1/55	Vice President	Indefinite, 11/00 – Present	From 1995 to present, Senior Vice President, BB&T Asset Management, Inc. and its predecessors.

James T. Gillespie 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 11/66	Vice President	Indefinite, 5/02 – Present	From February 2005 to present, Vice President, BB&T Asset Management, Inc. from February 1992 to February 2005, Director of BISYS Fund Services;

George O. Martinez 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 3/59	Vice President President	Indefinite, 2/05 – Present 11/03 – 1/05	From August 2002 to present, Senior Vice President — Client Services, BISYS Fund Services; from June 2001 to August 2002, CEO and President, Fund Watch Dog Services LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel, State Street Corporation; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting, Arthur Andersen.

Troy A. Sheets 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 5/71	Treasurer	Indefinite, 5/02 – Present	From April 2002 to present, Vice President of BISYS Fund Services; from September 1993 to April 2002, Senior Audit Manager of KPMG LLP.

Frank J. Pavlak 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 3/47	Chief Compliance and AML Officer	Indefinite, 9/04 – Present	From September 2004 to present, Senior Vice President, The BISYS Group; from 1999 to 2004, Director of Compliance, Oppenheiner Funds, Inc.; from 1981 to 1999, Branch Chief, U.S. Securities and Exchange Commission.

Alaina V. Metz 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 4/67	Assistant Secretary	Indefinite, 9/95 – Present	From June 1995 to present, Vice president, BISYS Fund Services.

Chris Sabato 3435 Stelzer Road Columbus, Ohio 43219 Birthdate: 12/68	Assistant Treasurer	Indefinite 11/02 – Present	From February 1993 to present, Director of BISYS Fund Services.

The Fund’s Statement of Additional Information includes information about the Fund’s Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-453-7348.

[1]	Mr. Karlawish was elected President on February 1, 2005.

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Common Stocks (99.01)%:
Security	Shares	Value
Advertising (0.19)%:
Interpublic Group of Companies Inc.(1)(2)	88,895	$1,191,192
Omnicom Group Inc.(2)	39,270	3,311,246

		4,502,438

Aerospace & Defense (1.74%):
Boeing Co. (The)	177,123	9,169,658
General Dynamics Corp.	42,230	4,417,258
Goodrich (B.F.) Co.	25,452	830,753
L-3 Communications Holdings Inc.	24,375	1,785,225
Lockheed Martin Corp.	93,351	5,185,648
Northrop Grumman Corp.	77,635	4,220,239
Raytheon Co.(2)	95,294	3,700,266
Rockwell Collins Inc.	37,142	1,464,880
United Technologies Corp.	107,820	11,143,197

		41,917,124

Agriculture (1.40%):
Altria Group Inc.	433,160	26,466,076
Monsanto Co.	55,720	3,095,246
Reynolds American Inc.(2)	31,084	2,443,202
UST Inc.	35,067	1,687,073

		33,691,597

Airlines (0.12%):
Delta Air Lines Inc.(1)(2)	26,197	195,954
Southwest Airlines Co.	164,243	2,673,876

		2,869,830

Apparel (0.46%):
Coach Inc.(1)	39,790	2,244,156
Jones Apparel Group Inc.	25,894	946,944
Liz Claiborne Inc.	22,912	967,116
Nike Inc. Class B	55,348	5,019,510
Reebok International Ltd.(2)	12,457	548,108
VF Corp.	23,356	1,293,455

		11,019,289

Auto Manufacturers (0.58%):
Ford Motor Co.	385,864	5,649,049
General Motors Corp.(2)	119,097	4,771,026
Navistar International Corp.(1)	15,078	663,130
PACCAR Inc.	36,607	2,946,131

		14,029,336

Auto Parts & Equipment (0.22%):
Cooper Tire & Rubber Co.(2)	15,666	337,602
Dana Corp.	32,185	557,766
Delphi Corp.(2)	117,899	1,063,449
Goodyear Tire & Rubber Co. (The)(1)(2)	37,185	545,132
Johnson Controls Inc.	40,100	2,543,944
Visteon Corp.	27,718	270,805

		5,318,698

Banks (6.51%):
AmSouth Bancorp	75,383	1,952,420
Bank of America Corp.	852,448	40,056,532
Bank of New York Co. Inc. (The)	163,837	5,475,433
BB&T Corp.	116,474	4,897,732
Comerica Inc.	36,216	2,209,900
Compass Bancshares Inc.	25,793	1,255,345
Fifth Third Bancorp	124,816	5,901,300
First Horizon National Corp.(2)	26,102	1,125,257

Common Stocks, continued
Security	Shares	Value
Banks, continued
Huntington Bancshares Inc.(2)	48,582	$1,203,862
KeyCorp	85,683	2,904,654
M&T Bank Corp.(2)	24,469	2,638,737
Marshall & Ilsley Corp.	47,438	2,096,760
Mellon Financial Corp.	89,244	2,776,381
National City Corp.(2)	142,880	5,365,144
North Fork Bancorp Inc.	99,172	2,861,112
Northern Trust Corp.	46,548	2,261,302
PNC Financial Services Group	59,572	3,421,816
Regions Financial Corp.	97,967	3,486,646
State Street Corp.(2)	70,274	3,451,859
SunTrust Banks Inc.	78,194	5,776,973
Synovus Financial Corp.	65,730	1,878,563
U.S. Bancorp	393,949	12,338,483
Wachovia Corp.	338,390	17,799,314
Wells Fargo & Co.	357,026	22,189,166
Zions Bancorporation(2)	19,027	1,294,407

		156,619,098

Beverages (2.23%):
Anheuser-Busch Companies Inc.	166,665	8,454,915
Brown-Forman Corp. Class B	25,814	1,256,626
Coca-Cola Co. (The)	510,556	21,254,446
Coca-Cola Enterprises Inc.(2)	99,620	2,077,077
Coors (Adolph) Co. Class B(2)	8,030	607,630
Pepsi Bottling Group Inc.(2)	52,607	1,422,493
PepsiCo Inc.	355,452	18,554,594

		53,627,781

Biotechnology (1.17%):
Amgen Inc.(1)	268,013	17,193,034
Biogen Idec Inc.(1)(2)	70,332	4,684,815
Chiron Corp.(1)(2)	39,289	1,309,502
Genzyme Corp.(1)	52,233	3,033,170
MedImmune Inc.(1)	52,766	1,430,486
Millipore Corp.(1)	10,656	530,775

		28,181,782

Building Materials (0.27%):
American Standard Companies Inc.(1)	45,162	1,866,094
Masco Corp.(2)	94,428	3,449,455
Vulcan Materials Co.	21,527	1,175,589

		6,491,138

Chemicals (1.61%):
Air Products & Chemicals Inc.	47,896	2,776,531
Ashland Inc.	14,918	870,913
Dow Chemical Co. (The)	198,937	9,849,371
Du Pont (E.I.) de Nemours and Co.(2)	209,535	10,277,692
Eastman Chemical Co.(2)	16,365	944,751
Ecolab Inc.	54,705	1,921,787
Engelhard Corp.	25,890	794,046
Great Lakes Chemical Corp.(2)	10,732	305,755
Hercules Inc.(1)(2)	23,527	349,376
International Flavors & Fragrances Inc.	19,778	847,290
PPG Industries Inc.	36,211	2,468,142
Praxair Inc.	68,431	3,021,229
Rohm & Haas Co.(2)	47,349	2,094,246
Sherwin-Williams Co. (The)	29,980	1,338,007
Sigma-Aldrich Corp.	14,493	876,247

		38,735,383

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Common Stocks, continued
Security	Shares	Value
Commercial Services (0.89%):
Apollo Group Inc. Class A(1)	39,038	$3,150,757
Block (H & R) Inc.(2)	34,957	1,712,893
Cendant Corp.	222,011	5,190,617
Convergys Corp.(1)	30,301	454,212
Donnelley (R.R.) & Sons Co.(2)	46,214	1,630,892
Equifax Inc.(2)	28,757	808,072
McKesson Corp.	61,882	1,946,808
Moody’s Corp.(2)	31,161	2,706,333
Paychex Inc.	79,685	2,715,665
Robert Half International Inc.	37,064	1,090,794

		21,407,043

Computers (4.26%):
Affiliated Computer Services Inc. Class A(1)(2)	27,278	1,641,863
Apple Computer Inc.(1)	84,787	5,460,283
Computer Sciences Corp.(1)	40,187	2,265,341
Dell Inc.(1)	524,248	22,091,811
Electronic Data Systems Corp.(2)	108,252	2,500,621
EMC Corp.(1)	505,449	7,516,027
Gateway Inc.(1)	80,466	483,601
Hewlett-Packard Co.	637,184	13,361,748
International Business Machines Corp.	351,319	34,633,027
Lexmark International Inc.(1)	27,412	2,330,020
NCR Corp.(1)(2)	19,769	1,368,608
Network Appliance Inc.(1)	76,193	2,531,131
Sun Microsystems Inc.(1)	708,949	3,814,146
SunGard Data Systems Inc.(1)	60,800	1,722,464
Unisys Corp.(1)	71,972	732,675

		102,453,366

Cosmetics & Personal Care (2.33%):
Alberto-Culver Co.(2)	19,110	928,173
Avon Products Inc.	99,702	3,858,467
Colgate-Palmolive Co.	111,831	5,721,274
Gillette Co. (The)	209,446	9,378,992
Kimberly-Clark Corp.	102,871	6,769,940
Procter & Gamble Co.	535,332	29,486,087

		56,142,933

Distribution & Wholesale (0.12%):
Genuine Parts Co.(2)	37,057	1,632,731
Grainger (W.W.) Inc.	19,103	1,272,642

		2,905,373

Diversified Financial Services (8.33%):
American Express Co.	264,847	14,929,425
Bear Stearns Companies Inc. (The)	21,923	2,242,942
Capital One Financial Corp.(2)	51,173	4,309,278
CIT Group Inc.	44,620	2,044,488
Citigroup Inc.	1,095,303	52,771,699
Countrywide Financial Corp.	122,378	4,529,210
E*TRADE Financial Corp.(1)	79,293	1,185,430
Federal Home Loan Mortgage Corp.	145,476	10,721,581
Federal National Mortgage Association	204,227	14,543,005
Federated Investors Inc. Class B	23,112	702,605
Franklin Resources Inc.	52,569	3,661,431
Goldman Sachs Group Inc. (The)	102,151	10,627,790
Janus Capital Group Inc.(2)	50,033	841,055

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
JP Morgan Chase & Co.	751,807	$29,327,991
Lehman Brothers Holdings Inc.	56,811	4,969,826
MBNA Corp.	269,507	7,597,402
Merrill Lynch & Co. Inc.	196,513	11,745,582
Morgan Stanley	230,944	12,822,011
Providian Financial Corp.(1)	61,514	1,013,136
Schwab (Charles) Corp. (The)	283,903	3,395,480
SLM Corp.	90,634	4,838,949
T. Rowe Price Group Inc.	26,971	1,677,596

		200,497,912

Electric (2.74%):
AES Corp. (The)(1)	137,716	1,882,578
Allegheny Energy Inc.(1)(2)	29,089	573,344
Ameren Corp.	41,356	2,073,590
American Electric Power Co. Inc.	83,382	2,863,338
Calpine Corp.(1)(2)	113,056	445,441
CenterPoint Energy Inc.(2)	64,541	729,313
Cinergy Corp.	38,140	1,587,768
CMS Energy Corp.(1)(2)	39,938	417,352
Consolidated Edison Inc.(2)	51,390	2,248,312
Constellation Energy Group Inc.	37,317	1,631,126
Dominion Resources Inc.	69,886	4,734,078
DTE Energy Co.(2)	36,912	1,592,015
Duke Energy Corp.(2)	201,731	5,109,846
Edison International	69,181	2,215,867
Entergy Corp.	47,112	3,184,300
Exelon Corp.	139,736	6,158,166
FirstEnergy Corp.	69,497	2,745,826
FPL Group Inc.(2)	39,108	2,923,323
NiSource Inc.(2)	56,856	1,295,180
PG&E Corp.(1)	84,943	2,826,903
Pinnacle West Capital Corp.(2)	19,219	853,516
PPL Corp.	40,138	2,138,553
Progress Energy Inc.(2)	52,462	2,373,381
Public Service Enterprise Group Inc.(2)	50,081	2,592,693
Southern Co. (The)(2)	155,982	5,228,517
TECO Energy Inc.	42,922	658,423
TXU Corp.(2)	50,629	3,268,608
Xcel Energy Inc.	84,946	1,546,017

		65,897,374

Electrical Components & Equipment (0.35%):
American Power Conversion Corp.	40,939	876,095
Emerson Electric Co.	88,523	6,205,462
Molex Inc.(2)	40,254	1,207,620
Power-One Inc.(1)	17,671	157,625

		8,446,802

Electronics (0.59%):
Agilent Technologies Inc.(1)	103,128	2,485,385
Applera Corp. — Applied Biosystems Group(2)	41,513	868,037
Fisher Scientific International Inc.(1)(2)	24,678	1,539,414
Jabil Circuit Inc.(1)	42,340	1,083,057
Parker Hannifin Corp.	25,362	1,920,918
PerkinElmer Inc.	27,585	620,387
Sanmina-SCI Corp.(1)	109,404	926,652
Solectron Corp.(1)	207,543	1,106,204

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Common Stocks, continued
Security	Shares	Value
Electronics, continued
Symbol Technologies Inc.	51,099	$884,013
Tektronix Inc.	19,472	588,249
Thermo Electron Corp.(1)	34,249	1,033,977
Waters Corp.(1)	25,716	1,203,252

		14,259,545

Engineering & Construction (0.04%):
Fluor Corp.(2)	17,942	978,018

		978,018

Entertainment (0.10%):
International Game Technology Inc.	72,601	2,496,022

		2,496,022

Environmental Control (0.18%):
Allied Waste Industries Inc.(1)(2)	67,834	629,500
Waste Management Inc.	120,598	3,610,704

		4,240,204

Food (1.80%):
Albertson’s Inc.(2)	78,122	1,865,553
Archer-Daniels-Midland Co.	137,932	3,077,263
Campbell Soup Co.	86,687	2,591,074
ConAgra Foods Inc.	108,388	3,192,027
General Mills Inc.	76,808	3,818,126
Heinz (H.J.) Co.	73,609	2,870,015
Hershey Foods Corp.	51,854	2,879,971
Kellogg Co.	87,045	3,887,430
Kroger Co.(1)	155,721	2,731,346
McCormick & Co. Inc. NVS	28,982	1,118,705
Safeway Inc.(1)	94,988	1,875,063
Sara Lee Corp.	165,451	3,993,987
SUPERVALU Inc.	28,446	981,956
Sysco Corp.	134,914	5,149,667
Wrigley (William Jr.) Co.	47,303	3,272,895

		43,305,078

Forest Products & Paper (0.53%):
Georgia-Pacific Corp.	54,791	2,053,567
International Paper Co.(2)	102,589	4,308,738
Louisiana-Pacific Corp.	23,502	628,443
MeadWestvaco Corp.	42,630	1,444,731
Temple-Inland Inc.	11,955	817,722
Weyerhaeuser Co.(2)	50,557	3,398,442

		12,651,643

Gas (0.16%):
KeySpan Corp.(2)	33,775	1,332,424
Nicor Inc.(2)	9,338	344,946
Peoples Energy Corp.	8,113	356,566
Sempra Energy	49,131	1,802,125

		3,836,061

Hand & Machine Tools (0.12%):
Black & Decker Corp.	16,987	1,500,462
Snap-On Inc.	12,351	424,380
Stanley Works (The)	17,634	863,890

		2,788,732

Health Care-Products (3.61%):
Bard (C.R.) Inc.	22,200	1,420,356
Bausch & Lomb Inc.(2)	11,436	737,165
Baxter International Inc.	129,974	4,489,302

Common Stocks, continued
Security	Shares	Value
Health Care-Products, continued
Becton, Dickinson & Co.	53,376	$3,031,757
Biomet Inc.(2)	53,756	2,332,473
Boston Scientific Corp.(1)	178,111	6,331,846
Guidant Corp.	67,172	4,843,101
Johnson & Johnson	626,323	39,721,405
Medtronic Inc.	255,028	12,667,241
St. Jude Medical Inc.(1)	75,353	3,159,551
Stryker Corp.	84,754	4,089,380
Zimmer Holdings Inc.(1)	51,717	4,143,566

		86,967,143

Health Care-Services (1.42%):
Aetna Inc.(2)	31,127	3,883,093
HCA Inc.(2)	88,784	3,547,809
Health Management Associates Inc. Class A(2)	51,163	1,162,423
Humana Inc.(1)	33,483	994,110
Laboratory Corp. of America Holdings(1)(2)	29,348	1,462,117
Manor Care Inc.	18,624	659,848
Quest Diagnostics Inc.(2)	21,485	2,052,892
Tenet Healthcare Corp.(1)	98,042	1,076,501
UnitedHealth Group Inc.	137,906	12,139,865
WellPoint Inc.(1)	62,258	7,159,670

		34,138,328

Home Builders (0.18%):
Centex Corp.	26,153	1,558,196
KB Home	9,886	1,032,098
Pulte Homes Inc.	26,847	1,712,839

		4,303,133

Home Furnishings (0.10%):
Leggett & Platt Inc.(2)	40,771	1,159,120
Maytag Corp.(2)	16,656	351,442
Whirlpool Corp.	14,110	976,553

		2,487,115

Household Products & Wares (0.23%):
Avery Dennison Corp.	23,432	1,405,217
Clorox Co.	31,999	1,885,701
Fortune Brands Inc.	30,611	2,362,557

		5,653,475

Housewares (0.06%):
Newell Rubbermaid Inc.	58,293	1,410,108

		1,410,108

Insurance (4.49%):
ACE Ltd.	59,872	2,559,528
AFLAC Inc.	106,677	4,250,012
Allstate Corp. (The)	144,745	7,486,211
Ambac Financial Group Inc.	23,068	1,894,575
American International Group Inc.	549,675	36,097,157
AON Corp.(2)	67,147	1,602,127
Chubb Corp.	40,369	3,104,376
CIGNA Corp.(2)	28,508	2,325,398
Cincinnati Financial Corp.	35,658	1,578,223
Hartford Financial Services Group Inc.(2)	61,923	4,291,883
Jefferson-Pilot Corp.(2)	28,965	1,505,021
Lincoln National Corp.	36,749	1,715,443

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Common Stocks, continued
Security	Shares	Value
Insurance, continued
Loews Corp.	39,084	$2,747,605
Marsh & McLennan Companies Inc.	111,069	3,654,170
MBIA Inc.	29,627	1,874,797
MetLife Inc.	156,989	6,359,624
MGIC Investment Corp.	20,530	1,414,722
Principal Financial Group Inc.(2)	64,673	2,647,713
Progressive Corp. (The)(2)	42,200	3,580,248
Prudential Financial Inc.	108,191	5,946,177
SAFECO Corp.(2)	26,809	1,400,502
St. Paul Travelers Companies Inc.	141,174	5,233,320
Torchmark Corp.(2)	22,928	1,310,106
UNUMProvident Corp.(2)	62,307	1,117,788
XL Capital Ltd. Class A(2)	29,443	2,286,249

		107,982,975

Internet (1.31%):
eBay Inc.(1)	139,879	16,265,130
Monster Worldwide Inc.(1)(2)	25,438	855,734
Symantec Corp.(1)	133,665	3,443,210
Yahoo! Inc.(1)(2)	290,056	10,929,310

		31,493,384

Iron & Steel (0.14%):
Allegheny Technologies Inc.	20,567	445,687
Nucor Corp.	33,769	1,767,469
United States Steel Corp.	23,907	1,225,234

		3,438,390

Leisure Time (0.54%):
Brunswick Corp.	20,554	1,017,423
Carnival Corp.(2)	133,583	7,698,388
Harley-Davidson Inc.	61,933	3,762,430
Sabre Holdings Corp.	29,215	647,404

		13,125,645

Lodging (0.37%):
Harrah’s Entertainment Inc.	23,582	1,577,400
Hilton Hotels Corp.	81,940	1,863,316
Marriott International Inc. Class A	47,122	2,967,744
Starwood Hotels & Resorts Worldwide Inc.(2)	43,669	2,550,270

		8,958,730

Machinery (0.57%):
Caterpillar Inc.	71,976	7,018,380
Cummins Inc.(2)	9,697	812,512
Deere & Co.(2)	52,313	3,892,087
Rockwell Automation Inc.	39,100	1,937,405

		13,660,384

Manufacturing (5.85%):
Cooper Industries Ltd.(2)	19,300	1,310,277
Danaher Corp.(2)	65,056	3,734,865
Dover Corp.	43,163	1,810,256
Eastman Kodak Co.(2)	60,858	1,962,670
Eaton Corp.	32,255	2,333,972
General Electric Co.	2,231,333	81,443,654
Honeywell International Inc.	181,422	6,424,153
Illinois Tool Works Inc.	62,360	5,779,525
Ingersoll-Rand Co. Class A(2)	36,290	2,914,087
ITT Industries Inc.	19,429	1,640,779

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Pall Corp.	26,245	$759,793
Textron Inc.	29,199	2,154,886
3M Co.	164,267	13,481,393
Tyco International Ltd.(2)	424,456	15,170,057

		140,920,367

Media (3.75%):
Clear Channel Communications Inc.	120,913	4,049,376
Comcast Corp. Class A(1)	468,407	15,588,585
Dow Jones & Co. Inc.(2)	17,184	739,943
Gannett Co. Inc.(2)	53,816	4,396,767
Knight Ridder Inc.(2)	16,182	1,083,223
McGraw-Hill Companies Inc. (The)	40,029	3,664,255
Meredith Corp.	10,464	567,149
New York Times Co. Class A	30,502	1,244,482
News Corp. Inc. Class A(1)	551,207	10,285,523
Time Warner Inc.(1)(2)	966,534	18,789,421
Tribune Co.	66,945	2,821,062
Univision Communications Inc. Class A(1)(2)	68,613	2,008,303
Viacom Inc. Class B	359,749	13,091,266
Walt Disney Co. (The)	431,104	11,984,691

		90,314,046

Mining (0.55%):
Alcoa Inc.	183,580	5,768,084
Freeport-McMoRan Copper & Gold Inc.(2)	37,555	1,435,728
Newmont Mining Corp.	93,588	4,156,243
Phelps Dodge Corp.	20,250	2,003,130

		13,363,185

Office & Business Equipment (0.24%):
Pitney Bowes Inc.	48,970	2,266,332
Xerox Corp.(1)	200,990	3,418,840

		5,685,172

Oil & Gas (6.14%):
Amerada Hess Corp.	19,286	1,588,781
Anadarko Petroleum Corp.	52,131	3,378,610
Apache Corp.	68,812	3,479,823
Burlington Resources Inc.	82,521	3,589,663
ChevronTexaco Corp.	447,084	23,476,381
ConocoPhillips	145,632	12,645,227
Devon Energy Corp.	102,460	3,987,743
EOG Resources Inc.	24,960	1,781,146
Exxon Mobil Corp.	1,361,583	69,794,745
Kerr-McGee Corp.	31,934	1,845,466
Marathon Oil Corp.	73,019	2,746,245
Nabors Industries Ltd.(1)	31,462	1,613,686
Noble Corp.(1)	28,686	1,426,842
Occidental Petroleum Corp.	83,231	4,857,361
Rowan Companies Inc.(1)(2)	22,856	591,970
Sunoco Inc.	15,375	1,256,291
Transocean Inc.(1)(2)	67,758	2,872,262
Unocal Corp.	55,888	2,416,597
Valero Energy Corp.	54,500	2,474,300
XTO Energy Inc.	54,811	1,939,213

		147,762,352

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Common Stocks, continued
Security	Shares	Value
Oil & Gas Services (0.69%):
Baker Hughes Inc.	70,694	$3,016,513
BJ Services Co.	34,271	1,594,972
Halliburton Co.	93,165	3,655,795
Schlumberger Ltd.	124,193	8,314,721

		16,582,001

Packaging & Containers (0.14%):
Ball Corp.	23,886	1,050,506
Bemis Co. Inc.(2)	23,090	671,688
Pactiv Corp.(1)	31,422	794,662
Sealed Air Corp.(1)	17,826	949,591

		3,466,447

Pharmaceuticals (5.90%):
Abbott Laboratories	328,615	15,329,890
Allergan Inc.	27,878	2,260,069
AmerisourceBergen Corp.	22,103	1,297,004
Bristol-Myers Squibb Co.	410,472	10,516,293
Cardinal Health Inc.	91,115	5,298,337
Caremark Rx Inc.(1)	95,824	3,778,340
Express Scripts Inc.(1)(2)	15,975	1,221,129
Forest Laboratories Inc.(1)	77,653	3,483,514
Gilead Sciences Inc.(1)	91,239	3,192,453
Hospira Inc.(1)	33,090	1,108,515
King Pharmaceuticals Inc.(1)	52,131	646,424
Lilly (Eli) & Co.	238,771	13,550,254
Medco Health Solutions Inc.(1)	57,866	2,407,226
Merck & Co. Inc.	467,917	15,038,852
Mylan Laboratories Inc.(2)	56,525	999,362
Pfizer Inc.	1,589,391	42,738,724
Schering-Plough Corp.	310,627	6,485,892
Watson Pharmaceuticals Inc.(1)(2)	23,515	771,527
Wyeth	281,496	11,988,915

		142,112,720

Pipelines (0.23%):
Dynegy Inc. Class A(1)(2)	79,259	366,177
El Paso Corp.(2)	135,298	1,407,099
Kinder Morgan Inc.	26,080	1,907,230
Williams Companies Inc.	118,122	1,924,207

		5,604,713

Real Estate Investment Trusts (0.55%):
Apartment Investment & Management Co. Class A	20,330	783,518
Archstone-Smith Trust	41,334	1,583,092
Equity Office Properties Trust(2)	84,947	2,473,657
Equity Residential(2)	59,550	2,154,519
Plum Creek Timber Co. Inc.	38,949	1,497,200
ProLogis	38,702	1,676,958
Simon Property Group Inc.	46,607	3,014,075

		13,183,019

Retail (6.86%):
AutoNation Inc.(1)(2)	55,586	1,067,807
AutoZone Inc.(1)(2)	16,787	1,532,821
Bed Bath & Beyond Inc.(1)	63,397	2,525,102
Best Buy Co. Inc.(2)	68,388	4,063,615
Big Lots Inc.(1)(2)	24,776	300,533
Circuit City Stores Inc.	40,940	640,302
Costco Wholesale Corp.	98,907	4,788,088
CVS Corp.	84,335	3,800,978

Common Stocks, continued
Security	Shares	Value
Retail, continued
Darden Restaurants Inc.	33,302	$923,797
Dillard’s Inc. Class A(2)	17,668	474,739
Dollar General Corp.	69,509	1,443,702
Family Dollar Stores Inc.(2)	35,543	1,110,008
Federated Department Stores Inc.	35,628	2,058,942
Gap Inc. (The)	184,825	3,903,504
Home Depot Inc.	463,388	19,805,203
Kohl’s Corp.(1)(2)	72,315	3,555,729
Limited Brands Inc.(2)	85,569	1,969,798
Lowe’s Companies Inc.	163,023	9,388,495
May Department Stores Co. (The)	61,973	1,822,006
McDonald’s Corp.	265,210	8,502,633
Nordstrom Inc.	29,713	1,388,488
Office Depot Inc.(1)	66,231	1,149,770
OfficeMax Inc.	19,882	623,897
Penney (J.C.) Co. Inc. (Holding Co.)	60,165	2,490,831
RadioShack Corp.	33,300	1,094,904
Sears, Roebuck and Co.	43,916	2,241,033
Staples Inc.(2)	104,948	3,537,797
Starbucks Corp.(1)(2)	84,347	5,259,879
Target Corp.	188,905	9,809,837
Tiffany & Co.(2)	30,830	985,635
TJX Companies Inc.	101,515	2,551,072
Toys R Us Inc.(1)	45,151	924,241
Walgreen Co.	215,585	8,271,996
Wal-Mart Stores Inc.	893,764	47,208,614
Wendy’s International Inc.	24,090	945,773
Yum! Brands Inc.	61,726	2,912,233

		165,073,802

Savings & Loans (0.56%):
Golden West Financial Corp.	64,552	3,964,784
Sovereign Bancorp Inc.	72,645	1,638,145
Washington Mutual Inc.	184,166	7,786,538

		13,389,467

Semiconductors (3.04%):
Advanced Micro Devices Inc.(1)(2)	81,702	1,799,078
Altera Corp.(1)	78,342	1,621,679
Analog Devices Inc.	79,195	2,923,879
Applied Materials Inc.(1)	358,161	6,124,553
Applied Micro Circuits Corp.(1)(2)	67,370	283,628
Broadcom Corp. Class A(1)	69,838	2,254,371
Freescale Semiconductor Inc. Class B(1)	82,008	1,505,660
Intel Corp.	1,334,391	31,211,405
KLA-Tencor Corp.(1)	41,149	1,916,720
Linear Technology Corp.	64,681	2,507,036
LSI Logic Corp.(1)(2)	82,538	452,308
Maxim Integrated Products Inc.	68,534	2,905,156
Micron Technology Inc.(1)	129,942	1,604,784
National Semiconductor Corp.	76,302	1,369,621
Novellus Systems Inc.	29,594	825,377
NVIDIA Corp.(1)	34,870	821,537
PMC-Sierra Inc.(1)	38,146	429,142
QLogic Corp.(1)	19,463	714,876
Teradyne Inc.(1)(2)	41,881	714,909
Texas Instruments Inc.	364,512	8,974,285
Xilinx Inc.	73,355	2,174,976

		73,134,980

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Common Stocks, continued
Security	Shares	Value
Software (4.74%):
Adobe Systems Inc.	50,291	$3,155,257
Autodesk Inc.	48,315	1,833,554
Automatic Data Processing Inc.	122,849	5,448,353
BMC Software Inc.(1)	46,583	866,444
Citrix Systems Inc.(1)	35,955	881,976
Computer Associates International Inc.(2)	123,455	3,834,512
Compuware Corp.(1)	83,406	539,637
Electronic Arts Inc.(1)(2)	64,370	3,970,342
First Data Corp.	175,042	7,446,287
Fiserv Inc.(1)(2)	41,508	1,668,207
IMS Health Inc.	49,177	1,141,398
Intuit Inc.(1)	39,453	1,736,327
Mercury Interactive Corp.(1)(2)	17,987	819,308
Microsoft Corp.	2,294,492	61,285,881
Novell Inc.(1)(2)	80,370	542,497
Oracle Corp.(1)	1,082,119	14,846,673
Parametric Technology Corp.(1)	56,499	332,779
Siebel Systems Inc.(1)	106,774	1,121,127
Veritas Software Corp.(1)	88,924	2,538,780

		114,009,339

Telecommunications (5.90%):
ADC Telecommunications Inc.(1)(2)	174,720	468,250
Alltel Corp.(2)	64,032	3,762,520
Andrew Corp.(1)(2)	34,692	472,852
AT&T Corp.	167,735	3,197,029
Avaya Inc.(1)	96,347	1,657,168
BellSouth Corp.	386,458	10,739,668
CenturyTel Inc.(2)	28,264	1,002,524
CIENA Corp.(1)	121,735	406,595
Cisco Systems Inc.(1)	1,389,593	26,819,145
Citizens Communications Co.	71,619	987,626
Comverse Technology Inc.(1)	42,240	1,032,768
Corning Inc.(1)	295,558	3,478,718
JDS Uniphase Corp.(1)(2)	303,198	961,138
Lucent Technologies Inc.(1)(2)	931,774	3,503,470
Motorola Inc.	513,558	8,833,198
Nextel Communications Inc. Class A(1)(2)	234,398	7,031,940
QUALCOMM Inc.	345,851	14,664,082
Qwest Communications International Inc.(1)	385,417	1,711,251
SBC Communications Inc.	699,600	18,028,692
Scientific-Atlanta Inc.	32,214	1,063,384
Sprint Corp. (FON Group)	310,283	7,710,533
Tellabs Inc.(1)	98,186	843,418
Verizon Communications Inc.	584,327	23,671,087

		142,047,056

Textiles (0.07%):
Cintas Corp.(2)	36,423	1,597,513

		1,597,513

Toys, Games & Hobbies (0.10%):
Hasbro Inc.	38,090	738,184
Mattel Inc.	87,338	1,702,218

		2,440,402

Transportation (1.64%):
Burlington Northern Santa Fe Corp.	79,243	3,748,986
CSX Corp.	45,599	1,827,608

Common Stocks, continued
Security	Shares	Value
Transportation, continued
FedEx Corp.	63,393	$6,243,577
Norfolk Southern Corp.	83,453	3,020,164
Ryder System Inc.	13,748	656,742
Union Pacific Corp.(2)	54,718	3,679,785
United Parcel Service Inc. Class B(2)	236,510	20,212,145

		39,389,007

Total Common Stocks (Cost: $2,392,924,361)		2,383,003,998

Short-Term Investments (7.59%):
Security	Principal	Value
Commercial Paper (1.70%):
Alpine Securitization Corp.
2.28%, 01/06/05(3)	$454,089	453,996
Amsterdam Funding Corp.
2.25%, 01/04/05(3)	227,045	227,030
2.33%, 01/10/05(3)	454,089	453,883
Barton Capital Corp.
2.27%, 01/04/05(3)	929,521	929,462
2.27%, 01/10/05(3)	1,009,858	1,009,412
2.30%, 01/21/05(3)	367,122	366,700
Cancara Asset Securitisation LLC
2.25%, 01/05/05(3)	1,112,537	1,112,398
2.29%, 01/07/05(3)	908,178	907,947
Cantabric Finance LLC
2.27%, 01/03/05(3)	472,253	472,253
2.28%, 01/03/05(3)	526,743	526,743
2.38%, 01/20/05(3)	908,178	907,158
Chariot Funding LLC
2.31%, 01/11/05(3)	692,150	691,795
Corporate Asset Funding
2.21%, 02/07/05(3)	681,134	679,674
2.26%, 02/03/05(3)	908,178	906,411
CRC Funding LLC
2.21%, 02/07/05(3)	227,045	226,558
Den Danske Bank NY
2.25%, 01/03/05(3)	227,045	227,045
DEPFA Bank PLC
2.28%, 05/03/05(3)	454,089	450,646
Edison Asset Securitization
2.26%, 05/04/05(3)	1,135,223	1,126,600
Fairway Finance Corp.
2.55%, 01/03/05(3)	875,711	875,711
Falcon Asset Securitization Corp.
2.27%, 01/13/05(3)	181,636	181,521
2.30%, 02/02/05(3)	908,178	906,438
2.31%, 01/11/05(3)	919,195	918,723
2.33%, 01/12/05(3)	423,329	423,083
Ford Credit Auto Receivables
1.85%, 01/14/05(3)	454,089	453,832
2.28%, 04/27/05(3)	681,134	676,216
Fortis Funding LLC
2.35%, 05/09/05(3)	1,271,450	1,260,993
Gemini Securitization Corp.
2.31%, 01/10/05(3)	454,089	453,886
General Electric Capital Corp.
2.24%, 02/02/05(3)	2,724,535	2,719,449
2.26%, 01/05/05(3)	908,178	908,064
2.29%, 01/24/05(3)	227,045	226,741

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Short-Term Investments, continued
Security	Principal	Value
Commercial Paper, continued
Georgetown Funding Co. LLC
2.27%, 01/20/05(3)	$317,862	$317,522
2.38%, 01/19/05(3)	363,271	362,887
Giro Funding US Corp.
2.20%, 02/08/05(3)	504,248	503,139
2.30%, 02/02/05(3)	227,045	226,609
2.33%, 02/03/05(3)	227,045	226,589
Grampian Funding LLC
2.27%, 02/01/05(3)	681,134	679,888
Jupiter Securitization Corp.
2.30%, 01/10/05(3)	378,274	378,105
2.30%, 02/01/05(3)	454,089	453,248
Kitty Hawk Funding Corp.
2.33%, 01/12/05(3)	764,214	763,769
Liberty Street Funding Corp.
2.31%, 01/10/05(3)	527,434	527,197
Mont Blanc Capital Corp.
2.27%, 01/07/05(3)	309,798	309,720
2.32%, 01/10/05(3)	467,040	466,830
Mortgage Interest Networking Trust
2.24%, 02/01/05(3)	590,316	589,251
Nationwide Building Society
2.21%, 02/10/05(3)	908,178	906,060
New Center Asset Trust
2.25%, 02/02/05(3)	853,688	852,087
Park Avenue Receivables Corp.
2.31%, 01/19/05(3)	455,887	455,419
Preferred Receivables Funding Corp.
2.30%, 01/19/05(3)	454,089	453,625
2.30%, 02/02/05(3)	454,089	453,219
2.34%, 01/20/05(3)	681,134	680,382
Scaldis Capital LLC
2.28%, 01/07/05(3)	817,361	817,153
Solitaire Funding Ltd.
2.28%, 01/04/05(3)	546,033	545,999
2.28%, 02/02/05(3)	578,927	577,828
Sydney Capital Corp.
2.25%, 01/18/05(3)	454,089	453,663
2.29%, 01/06/05(3)	667,693	667,565
Tulip Funding Corp.
2.25%, 01/14/05(3)	454,089	453,777
2.35%, 01/13/05(3)	1,323,089	1,322,225
2.36%, 01/24/05(3)	908,178	906,928
UBS Finance (Delaware)
2.33%, 01/04/05(3)	1,816,357	1,816,239
Variable Funding Capital Corp.
2.26%, 01/05/05(3)	454,089	454,032
2.30%, 01/07/05(3)	454,089	453,973
2.32%, 01/14/05(3)	454,089	453,767
Yorktown Capital LLC
2.32%, 01/10/05(3)	454,089	453,884
2.34%, 01/13/05(3)	227,045	226,898

		40,889,845

Floating Rate Notes (2.41%):
American Express Credit Corp.
2.43%, 10/26/05(3)	1,816,357	1,817,095
Bank of Nova Scotia
2.34%, 09/26/05(3)	227,045	226,971
Beta Finance Inc.
2.27%, 05/04/05(3)(4)	544,907	544,871

Short-Term Investments, continued
Security	Principal	Value
Floating Rate Notes, continued
2.32%, 09/23/05(3)(4)	$817,361	$817,125
2.32%, 09/27/05(3)(4)	726,543	726,330
2.44%, 03/15/05(3)(4)	454,089	454,162
2.47%, 10/27/05(3)(4)	862,769	863,543
Canadian Imperial Bank of Commerce
2.32%, 09/13/05(3)	1,362,268	1,361,960
2.34%, 12/14/05(3)	817,361	817,109
2.36%, 10/31/05(3)	908,178	907,984
Cancara Asset Securitisation LLC
2.80%, 02/15/05(3)	1,607,476	1,607,476
CC USA Inc.
2.06%, 07/29/05(3)(4)	908,178	908,024
2.27%, 05/04/05(3)(4)	908,178	908,118
Commodore CDO Ltd.
2.55%, 12/12/05(3)	227,045	227,045
Den Danske Bank NY
2.32%, 08/12/05(3)	908,178	908,013
2.33%, 10/17/05(3)	908,178	907,965
2.35%, 08/26/05(3)	908,178	908,003
DEPFA Bank PLC
2.47%, 09/15/05(3)	908,178	908,178
Dorada Finance Inc.
2.06%, 07/29/05(3)(4)	753,788	753,659
Fairway Finance LLC
2.35%, 03/14/05(3)	908,178	908,178
2.37%, 01/20/05(3)	454,089	454,089
Fifth Third Bancorp
2.38%, 11/23/05(3)(4)	1,816,357	1,816,357
Five Finance Inc.
2.37%, 04/29/05(3)(4)	726,543	726,520
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05(3)	520,885	520,885
HBOS Treasury Services PLC
2.55%, 04/22/05(3)	908,178	908,178
K2 USA LLC
2.05%, 07/25/05(3)(4)	454,089	454,039
2.33%, 06/10/05(3)(4)	908,178	908,130
2.33%, 09/12/05(3)(4)	908,178	908,054
2.39%, 10/20/05(3)(4)	908,178	908,203
Links Finance LLC
2.12%, 04/25/05(3)	908,178	908,362
2.35%, 04/15/05(3)(4)	908,178	908,128
2.36%, 11/16/05(3)(4)	454,089	454,010
National City Bank (Ohio)
2.29%, 08/09/05(3)	908,178	908,016
2.35%, 06/23/05(3)	908,178	908,051
2.36%, 06/10/05(3)	454,089	454,151
Nationwide Building Society
2.40%, 01/06/06(3)(4)	908,178	908,178
2.58%, 01/27/06(3)(4)	1,543,903	1,544,077
Norddeutsche Landesbank
2.04%, 07/27/05(3)	908,178	907,999
Northern Rock PLC
2.02%, 01/13/05(3)	862,769	862,769
2.39%, 10/25/05(3)	1,816,357	1,816,357
Permanent Financing PLC
2.32%, 03/10/05(3)	908,178	908,178
2.34%, 09/12/05(3)	1,135,223	1,135,223
2.35%, 06/10/05(3)	408,680	408,680

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Short-Term Investments, continued
Security	Shares or Principal	Value
Floating Rate Notes, continued
Sedna Finance Inc.
2.37%, 01/10/06(3)	$ 181,636	$181,590
Sigma Finance Inc.
2.01%, 01/09/06(3)	908,178	907,980
2.28%, 12/06/05(3)(4)	908,178	907,913
2.34%, 10/07/05(3)(4)	317,862	317,788
2.39%, 08/17/05(3)	454,089	454,114
2.39%, 09/15/05(3)	1,135,223	1,135,296
2.47%, 11/28/05(3)(4)	908,178	908,916
Tango Finance Corp.
2.24%, 05/17/05(3)(4)	753,788	753,774
2.30%, 04/07/05(3)(4)	333,301	333,293
2.33%, 02/25/05(3)(4)	508,580	508,565
2.36%, 01/18/05(3)(4)	399,598	399,597
2.37%, 09/15/05(3)(4)	799,197	799,109
2.39%, 07/25/05(3)(4)	908,178	908,128
Wachovia Asset Securitization Inc.
2.40%, 01/25/05(3)	1,362,268	1,362,268
2.40%, 01/25/05(3)	1,362,268	1,362,268
WhistleJacket Capital LLC
2.32%, 12/08/05(3)(4)	590,316	590,227
2.36%, 07/15/05(3)(4)	681,134	681,061
2.36%, 09/15/05(3)	681,134	681,038
2.36%, 10/14/05(3)(4)	454,089	454,054
2.38%, 01/17/06(3)(4)	317,862	317,859
2.45%, 06/15/05(3)(4)	454,089	454,043
White Pine Finance LLC
2.02%, 07/11/05(3)	227,045	227,031
2.24%, 11/01/05(3)(4)	463,171	463,048
2.27%, 07/05/05(3)	454,089	454,039
2.29%, 05/20/05(3)	408,680	408,665
2.35%, 04/15/05(3)(4)	681,134	681,096
2.37%, 06/15/05(3)(4)	372,353	372,353
2.37%, 01/13/06(3)(4)	908,178	908,078
2.38%, 03/29/05(3)	390,517	390,496
2.38%, 06/28/05(3)	608,479	608,419
2.38%, 08/26/05(3)(4)	454,089	454,031
Winston Funding Ltd.
2.16%, 01/23/05(3)(4)	648,439	648,439

		58,153,019

Medium-Term Notes (0.12%):
CC USA Inc.
1.29%, 04/15/05(3)(4)	908,178	908,153
1.51%, 02/15/05(3)(4)	590,316	590,424
Dorada Finance Inc.
1.48%, 01/18/05(3)(4)	681,134	681,132
K2 USA LLC
1.46%, 01/12/05(3)(4)	454,089	454,088
WhistleJacket Capital LLC
1.32%, 02/04/05(3)(4)	227,045	227,041

		2,860,838

Money Market Funds (1.65%):
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(3)(5)	3,632,713	3,632,713
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(3)(5)	26,533,912	26,533,912

Short-Term Investments, continued
Security	Shares or Principal	Value
Money Market Funds, continued
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(3)(5)	9,081,783	$9,081,783
BlackRock Temp Cash Money Market Fund(3)	169,368	169,368
Short Term Investment Co. — Prime Money Market Portfolio, Institutional Shares(3)	342,679	342,679

		39,760,455

Repurchase Agreements (0.57%):
Goldman Sachs & Co.
2.29%, 01/03/05(3)(6)	$9,081,783	9,081,783
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05(3)(6)	4,540,892	4,540,892

		13,622,675

Time Deposits (0.84%):
Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	908,178	908,178
1.33%, 02/10/05(3)	454,089	454,082
1.39%, 02/02/05(3)	454,089	454,084
1.39%, 04/08/05(3)	635,725	635,700
2.63%, 01/04/05(3)	908,178	908,178
Bank of America N.A.
1.50%, 01/03/05(3)	929,327	929,327
Credit Suisse First Boston
2.34%, 01/14/05(3)	1,362,268	1,362,268
Fifth Third Bancorp
2.18%, 01/03/05(3)	908,178	908,178
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	581,234	581,220
Natexis Banques
2.32%, 02/02/05(3)	227,045	227,046
National City Bank (Ohio)
1.25%, 01/06/05(3)	908,178	908,179
Norddeutsche Landesbank
2.11%, 06/07/05(3)	908,178	908,102
Toronto-Dominion Bank
1.22%, 03/23/05(3)	1,589,312	1,589,252
1.34%, 02/10/05(3)	363,271	363,266
1.77%, 05/10/05(3)	454,089	454,073
1.90%, 05/11/05(3)	454,089	454,073
2.25%, 01/31/05(3)	454,089	454,089
2.30%, 05/12/05(3)	227,045	226,988
2.66%, 11/09/05(3)	908,178	908,064
UBS Finance (Connecticut)
2.32%, 01/07/05(3)	908,178	908,179
2.67%, 11/09/05(3)	363,271	363,241
Washington Mutual Bank
2.27%, 02/02/05(3)	363,271	363,271
2.35%, 02/02/05(3)	1,453,085	1,453,073
Wells Fargo Bank N.A.
2.34%, 01/26/05(3)	3,632,713	3,632,713

		20,354,824

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2004

Short-Term Investments, continued
Security	Principal	Value
U.S. Government Agency Notes (0.14%):
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05(3)	$635,725	$636,294
1.80%, 01/18/05(3)	422,303	421,987
1.80%, 01/19/05(3)	454,089	453,726
2.06%, 05/31/05(3)	452,754	448,920
Federal National Mortgage Association
2.33%, 07/22/05(3)	1,362,268	1,344,672

		3,305,599

U.S. Treasury Obligations (0.16%):
U.S. Treasury Bill
2.12%(7), 03/24/05(8)	3,800,000	3,781,760

		3,781,760

Total Short-Term Investments (Cost: $182,728,559)		182,729,015

Total Investments in Securities (106.60%) (Cost: $2,575,652,920)		2,565,733,013

Other Assets, Less Liabilities (6.60%)		(158,930,464)

Net Assets (100.00%)		$2,406,802,549

NVS	Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2004, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (03/18/05)	393	$23,287,917	$561,288

			$561,288

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocation (Unaudited) December 31, 2004

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$505,227,880	20.99%
Financial	491,672,471	20.43
Technology	295,282,857	12.27
Industrial	276,557,768	11.49
Communications	268,356,924	11.15
Consumer Cyclical	238,034,996	9.89
Energy	169,949,066	7.06
Utilities	69,733,435	2.90
Basic Materials	68,188,601	2.83
Short-Term and Other Net Assets	23,798,551	0.99

TOTAL	$2,406,802,549	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
December 31, 2004
Assets:
Investments in securities, at value (including securities on loan(a))(Note 1):
Unaffiliated issuers (Cost: $2,536,404,512)	$2,526,484,605
Affiliated issuers(b) (Cost: $39,248,408)	39,248,408
Receivables:
Dividends and interest	3,289,395

Total Assets	2,569,022,408

Liabilities:
Payables:
Investment securities purchased	525,108
Due to broker — variation margin	11,268
Collateral for securities loaned (Note 4)	161,481,075
Investment advisory fees (Note 2)	202,408

Total Liabilities	162,219,859

Net Assets	$2,406,802,549

(a)	Securities on loan with market value of $156,838,580. See Note 4.
(b)	The Master Portfolio’s investment adviser is an affiliate of the issuers. See Note 2.

Statement of Operations
For the Year Ended December 31, 2004
Net Investment Income:
Dividends	$53,771,322
Interest	68,138
Interest from affiliated issuers(a)	969,234
Securities lending income(b)	167,844

Total investment income	54,976,538

Expenses (Note 2):
Investment advisory fees	1,401,018

Total expenses	1,401,018

Net investment income	53,575,520

Realized and Unrealized Gain (loss):
Net realized loss on sale of investments	(23,883,394)
Net realized gain from in-kind redemptions	559,588,129
Net realized gain on futures contracts	2,918,725
Net change in unrealized appreciation (depreciation) of investments	(290,192,162)
Net change in unrealized appreciation (depreciation) of futures contracts	(641,245)

Net realized and unrealized gain	247,790,053

Net Increase in Net Assets Resulting From Operations	$301,365,573

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolio’s investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
Increase (decrease) In Net Assets
Operations:
Net investment income	$53,575,520	$49,900,066
Net realized gain	538,623,460	16,069,488
Net change in unrealized appreciation (depreciation)	(290,833,407)	686,078,250

Net increase in net assets resulting from operations	301,365,573	752,047,804

Interestholder transactions:
Contributions	820,705,368	1,247,904,502
Withdrawals	(2,346,660,989)	(708,478,794)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,525,955,621)	539,425,708

Increase (decrease) in net assets	(1,224,590,048)	1,291,473,512
Net Assets:
Beginning of year	3,631,392,597	2,339,919,085

End of year	$2,406,802,549	$3,631,392,597

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

December 31, 2004

1.	Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of cash investment at the time of the valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purposes of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by the Board of Trustees of MIP (the “Board”).

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2004

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2004, the cost of investments for federal income tax purposes for the Master Portfolio was $2,627,063,821. Net unrealized depreciation aggregated $61,330,808 of which $286,471,213 represented gross unrealized appreciation on securities and $347,802,021 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $3,800,000 for initial margin requirements.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of December 31, 2004, a portion of the cash collateral for securities on loan for the Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 4, below.

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2004

BGFA is entitled to receive an annual fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2004, BGI earned $167,844 in securities lending agent fees.

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2004, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 under the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio’s investment advisor. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment of the Master Portfolio in shares of issuers of which BGFA is an affiliate, for the year ended December 31, 2004, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
IMMF	42,866	13,498,164	13,523,564	17,466	$17,466,180	$969,234

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2004

The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Investment Portfolio Transactions

Investment transactions (excluding short-term investments) for the Master Portfolio for the year ended December 31, 2004, were as follows:

Purchases at cost	$376,384,180
Sales proceeds	1,820,491,929

For the year ended December 31, 2004, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $1,690,310,761. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains from in-kind redemptions for the year ended December 31, 2004 are disclosed in the Master Portfolio’s Statement of Operations.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of December 31, 2004, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2004 and the value of the related collateral are disclosed in the Master Portfolio’s Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets	1.91%	1.74%	1.57%	1.31%	1.22%
Portfolio turnover rate(a)	14%	8%	12%	9%	10%
Total return	10.82%	28.52%	(22.05)%	(11.96)%	(9.19)%

(a)	Portfolio turnover rates include in-kind transactions, if any.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Master Portfolio at December 31, 2000 and for the year then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

Master Investment Portfolio

Trustee Information — Unaudited

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio’s Trustees may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Lee T. Kranefuss, *1961	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of Intermediary Investor Business of Barclays Global Investors, N.A. (“BGI”).	Trustee of BGIF; Director, iShares, Inc. (since June 18, 2003); Trustee, iShares Trust (since June 18, 2003).

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer	Chief Operating Officer of Intermediary Investor Business of BGI (since 2004); Director of Mutual Fund Delivery of Intermediary Investor Business of BGI (2000-2004); Head of Operations, BGI Europe (1997-2000).	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment adviser of the Master Portfolio.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee since November 16, 2001	President, Osher Lifelong Learning Institutes, The Bernard Osher Foundation (since May 2004); President and Chief Executive Officer of The James Irvine Foundation (non-profit foundation) (2002-2003); President and Chief Executive Officer of KQED, Inc. (public television and radio) (1993-2002).	Trustee of BGIF; Director, Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee since October 20, 1993	Private Investor.	Trustee of BGIF.

Richard K. Lyons, 1961	Trustee since November 16, 2001	Acting Dean and Professor, University of California, Berkeley: Haas School of Business; Sylvan Coleman Professor of Finance; Member, Council on Foreign Relations.	Trustee of BGIF; Director (Chairman), Matthews Asian Funds (oversees 6 portfolios); Director, iShares, Inc. (since 2001); Trustee, iShares Trust (since 2001).

Leo Soong, 1946	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee of BGIF; Vice Chairman of the California Pacific Medical Center; Director of the California State Automobile Association; Director of the American Automobile Association.

03/05

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

However, effective February 1, 2005, Keith F. Karlawish replaced George O. Martinez as the President of the registrant.

Item 3.	Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Drew Kagan, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003	$11,865
2004	$10,550

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003	$3,750
2004	$4,050

Fees for both years relate to the review of the annual N-1A filing.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003	$2,265
2004	$2,585

Fees for both years relate to the preparation of the Fund’s tax returns and review of the excise tax calculation and capital gain distribution.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003	$0
2004	$0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee pre-approves all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

None of the services summarized in (b)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2003	$6,000
2004	$54,635

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In regards to Item 4 (g), the audit committee considered the non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the principal accountants independence has not been compromised.

Item 5.	Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section

3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

During the period covered by the report, with respect to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of directors, there have been no amendments to, nor any waivers granted from, a provision that relates to any elements of this Item 10.

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer
Date	March 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
Date	March 7, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer
Date	March 7, 2005

*	Print the name and title of each signing officer under his or her signature.